Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Trading liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Nominal amount of trading derivative liabilities	$ 4,768,349	$ 4,554,993
Fair value of trading derivative liabilities	231,188	176,678
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities	231,188	176,678
Currency risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	15,212	10,827
Fair value of trading derivative liabilities	12
Currency risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	200,965	214,999
Fair value of trading derivative liabilities	4,985	3,389
Currency risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities	39,033	33,031
Fair value of trading derivative liabilities	123	102
Currency risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	78,285	70,823
Fair value of trading derivative liabilities	2,278	2,064
Currency risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities	480,136	417,366
Fair value of trading derivative liabilities	55,375	74,634
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	104,644	78,509
Fair value of trading derivative liabilities	1,921	915
Interest rate risk | Interest rate swaps
Financial liabilities
Nominal amount of trading derivative liabilities	3,843,533	3,724,129
Fair value of trading derivative liabilities	164,277	93,600
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	127	612
Fair value of trading derivative liabilities		1
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities	1,736	1,904
Fair value of trading derivative liabilities	1,567	1,422
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	4,228	1,934
Fair value of trading derivative liabilities	177	209
Equity price risk | Equity swaps
Financial liabilities
Nominal amount of trading derivative liabilities	450	859
Fair value of trading derivative liabilities	$ 473	$ 342